Summary of Significant Accounting Policies - Schedule of Entities (Details)	6 Months Ended
Jun. 30, 2020
Libra Shipping Enterprises Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Libra II
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Alegria Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Felicity
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Felicity Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Gemini S
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Gemini Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Gemini S
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Galaxy Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Galaxy I
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Aurora Shipping Enterprises Ltd.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Palermo Shipping S.A.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Apollon
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Fantastiks Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Sagittarius Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Hyperion Enterprises Inc.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Chilali Corp.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Surf Maritime Co.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Pandora Marine Inc.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Customized Development S.A.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
2020	1/01 – 06/30
2019	1/01 – 06/30
Kohylia Shipmanagement S.A.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Orbiter Shipping Corp.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Floral Marine Ltd.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Golem Navigation Limited
Property, Plant and Equipment [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Kymata Shipping Co.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Joy Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Micaela Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Pearl Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Velvet Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Perigiali Navigation Limited
Property, Plant and Equipment [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Finian Navigation Co.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Ammos Shipping Corp.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Prosperity I
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Wave Shipping Corp.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Casual Shipholding Co.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Avery Shipping Company
Property, Plant and Equipment [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Coasters Ventures Ltd.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Ianthe Maritime S.A.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Rubina Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Topaz Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Beryl Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Cheryl Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Christal Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Dune Shipping Corp.
Property, Plant and Equipment [Line Items]
Vessel name	MSC Cristina
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Citrine Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	—
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Cavalli Navigation Inc.
Property, Plant and Equipment [Line Items]
Vessel name	—
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Seymour Trading Limited
Property, Plant and Equipment [Line Items]
Vessel name	Navios Altair I
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Goldie Services Company
Property, Plant and Equipment [Line Items]
Vessel name	Navios Symmetry
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Andromeda Shiptrade Limited
Property, Plant and Equipment [Line Items]
Vessel name	Navios Apollon I
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Esmeralda Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Sphera
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Triangle Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Navios Mars
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Oceanus Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Castor N
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Cronus Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Protostar N
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Leto Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Esperanza N
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Dionysus Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Harmony N
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Prometheus Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Solar N
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Camelia Shipping Inc.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Camelia
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Anthos Shipping Inc.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Anthos
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Azalea Shipping Inc.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Azalea
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Amaryllis Shipping Inc.
Property, Plant and Equipment [Line Items]
Vessel name	Navios Amaryllis
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Zaffre Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Serenitas N
Country of incorporation	Marshall Is.
2020	06/29– 06/30
2019	—
Wenge Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Joie N
Country of incorporation	Marshall Is.
2020	06/29– 06/30
2019	—
Sunstone Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Copernicus N
Country of incorporation	Marshall Is.
2020	06/29– 06/30
2019	—
Fandango Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Unity N
Country of incorporation	Marshall Is.
2020	06/29– 06/30
2019	—
Flavescent Shipping Corporation
Property, Plant and Equipment [Line Items]
Vessel name	Odysseus N
Country of incorporation	Marshall Is.
2020	06/29– 06/30
2019	—
Cavos Navigation Co. | Chartered-in vessels
Property, Plant and Equipment [Line Items]
Vessel name	Navios Libra
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Perivoia Shipmanagement Co. | Chartered-in vessels
Property, Plant and Equipment [Line Items]
Vessel name	Navios TBN1
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Pleione Management Limited | Chartered-in vessels
Property, Plant and Equipment [Line Items]
Vessel name	Navios TBN2
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	—
Prosperity Shipping Corporation | Other
Property, Plant and Equipment [Line Items]
Vessel name	—
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Aldebaran Shipping Corporation | Other
Property, Plant and Equipment [Line Items]
Vessel name	—
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
JTC Shipping and Trading Ltd. | Other
Property, Plant and Equipment [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
2020	1/01 – 06/30
2019	1/01 – 06/30
Navios Maritime Partners L.P. | Other
Property, Plant and Equipment [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Navios Maritime Operating LLC. | Other
Property, Plant and Equipment [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30
Navios Partners Finance (US) Inc. | Other
Property, Plant and Equipment [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
2020	1/01 – 06/30
2019	1/01 – 06/30
Navios Partners Europe Finance Inc. | Other
Property, Plant and Equipment [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2020	1/01 – 06/30
2019	1/01 – 06/30